6. Stock Option Plans (Details - Assumptions)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Options
Expected volatility	78.68%	172.77%	46.67%	127.49%	134.99%	303.10%
Expected dividend yield		0.00%		0.00%	0.00%	0.00%
Risk-free interest rate	1.95%	0.57%	2.43%	0.78%	2.70%	1.06%
Expected term (in years)	6 years 3 months	5 years	8 years 4 months 2 days	5 years 6 months 26 days	5 years 5 months 12 days	6 years 7 months 24 days
Warrants
Expected volatility	0.00%	61.13%	138.35%	65.61%	70.66%	52.88%
Expected dividend yield		0.00%		0.00%	0.00%	0.00%
Risk-free interest rate	0.00%	0.57%	1.49%	0.78%	0.88%	0.30%
Expected term (in years)		2 years 11 days	4 years 5 months 1 day	4 years 1 month 17 days	4 years 5 months 8 days	3 years 6 months